11. Income Taxes (Details) - EUR (€)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic					€ (1,706,722)	€ (3,646,424)
Foreign					(375,921)	(403,289)
Loss Before Provision for Income Taxes	€ (305,363)	€ (420,267)	€ (832,923)	€ (1,144,448)	€ (2,082,643)	€ (4,049,713)